Concentration and risks (Details)	12 Months Ended
	Dec. 31, 2022 customer item	Dec. 31, 2021 customer item	Dec. 31, 2020 customer item
Accounts payable risk
Concentration and risks
Number of major suppliers | item	1	1
Revenues
Concentration and risks
Number of major customers | customer	1	2	1
Revenues | Customer risk | Customer A
Concentration and risks
Significant credit risk		14.00%
Revenues | Customer risk | Customer B
Concentration and risks
Significant credit risk	11.00%	11.00%	14.00%
Accounts Receivable, net
Concentration and risks
Number of major customers | customer	1	1
Accounts Receivable, net | Accounts receivable risk | Customer A
Concentration and risks
Significant credit risk		20.00%
Accounts Receivable, net | Accounts receivable risk | Customer C
Concentration and risks
Significant credit risk	10.00%
Costs and expenses
Concentration and risks
Number of major suppliers | item	0	0	0
Accounts payable | Accounts payable risk | Supplier I
Concentration and risks
Significant credit risk	15.00%	15.00%